Trade receivables, Net (Schedule of Changes in Allowance for Doubtful Debts) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Disclosure of financial assets [line items]
Balance at beginning of the year	₪ 1,378	$ 378	₪ 1,419
Change in allowance doubtful debts	(424)	(116)	(41)
Balance at end of the year	₪ 954	$ 262	₪ 1,378